Other Balance Sheet Accounts - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Non-current restricted cash	$ 6.6	$ 3.3
Certificates of deposit and time deposits | Long-term security deposits
Disclosure of financial assets [line items]
Financial assets	$ 3.7	$ 4.2